Key Developments - Acquisition of Silver and Gold Streams on Agbaou and Bonikro Mines (Details) $ in Millions	Aug. 14, 2024 USD ($) oz
Gold streams on Agbaou and Bonikro
Disclosure Of Key Developments [Line Items]
Percentage of gold and silver stream	3.00%
Cash consideration to acquire gold and silver stream | $	$ 53.0
Percentage of spot gold price for each ounce of gold delivered	10.00%
Allied Streams
Disclosure Of Key Developments [Line Items]
Cash consideration to acquire gold and silver stream | $	$ 46.1
Initial ounces
Disclosure Of Key Developments [Line Items]
Cash consideration to acquire gold and silver stream | $	$ 6.9
Agbaou stream
Disclosure Of Key Developments [Line Items]
Reduced percentage of gold stream after delivery of specified ounce of gold	2.00%
Ounces of delivered gold after which gold stream will step down	29,000
Agbaou stream | Minimum
Disclosure Of Key Developments [Line Items]
Gold stream annual minimum deliveries	2,500
Agbaou stream | Maximum
Disclosure Of Key Developments [Line Items]
Gold stream annual minimum deliveries	2,750
Bonikro Stream
Disclosure Of Key Developments [Line Items]
Reduced percentage of gold stream after delivery of specified ounce of gold	2.00%
Ounces of delivered gold after which gold stream will step down	39,300
Bonikro Stream | Minimum
Disclosure Of Key Developments [Line Items]
Gold stream annual minimum deliveries	3,500
Bonikro Stream | Maximum
Disclosure Of Key Developments [Line Items]
Gold stream annual minimum deliveries	4,200